Other intangible assets, Effect of Movements in Exchange Rates and Expenditures (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Other Intangible Assets [Abstract]
Increase in amortisation expense	$ 8.9
Currency translation differences - continuing operations	(206.2)	$ (4.9)	$ (29.5)
Total expenditure	29.3		91.2
Translation Reserve [Member]
Other Intangible Assets [Abstract]
Currency translation differences - continuing operations	21.6
Retained Earnings [Member]
Other Intangible Assets [Abstract]
Currency translation differences - continuing operations	1.5
Accumulated Amortization [Member] | Translation Reserve [Member]
Other Intangible Assets [Abstract]
Currency translation differences - continuing operations	83.3
Accumulated Amortization [Member] | Retained Earnings [Member]
Other Intangible Assets [Abstract]
Currency translation differences - continuing operations	21.6
Purchased Software [Member]
Other Intangible Assets [Abstract]
Total expenditure	12.3
Product Development Costs [Member]
Other Intangible Assets [Abstract]
Total expenditure	17.0		44.4
Product Development Costs [Member] | Internal Consultants [Member]
Other Intangible Assets [Abstract]
Total expenditure	16.5
Product Development Costs [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Total expenditure	0.5		0.9
Purchased intangibles [Member]
Other Intangible Assets [Abstract]
Reduction in carrying value of intangible assets	(61.0)	$ (20.8)	(40.5)
Net prior period impact on intangible assets	61.3
Total expenditure			6,556.3
Purchased intangibles [Member] | Foreign Operations [Member]
Other Intangible Assets [Abstract]
Allocation of intangible assets to foreign operation	7,321.0
Purchased intangibles [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Total expenditure	$ 61.2
Purchased intangibles [Member] | HPE Software Business [Member]
Other Intangible Assets [Abstract]
Total expenditure			(6,539.8)
Purchased intangibles [Member] | COBOL-IT [Member]
Other Intangible Assets [Abstract]
Total expenditure			(14.0)
Purchased intangibles [Member] | Covertix [Member]
Other Intangible Assets [Abstract]
Total expenditure			$ (2.5)
Technology [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	2 years
Technology [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	10 years
Technology [Member] | HPE Software Business [Member]
Other Intangible Assets [Abstract]
Unamortized lives	10 years
Trade Names [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	10 years
Trade Names [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	20 years
Customer Relationships [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	1 year
Customer Relationships [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	13 years
Customer Relationships [Member] | HPE Software Business [Member]
Other Intangible Assets [Abstract]
Unamortized lives	13 years